Schedule of Equipment (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Machinery and equipment	$ 39,067	$ 37,463
Total	39,067	37,463
Less: accumulated depreciation	(8,541)	(5,207)
Total equipment, net	30,526	32,256
Total	$ 39,067	$ 37,463